FAIR VALUE MEASUREMENTS (Details 1) (Fair Value, Inputs, Level 3 [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Fair Value, Inputs, Level 3 [Member]
Balance at January 1, 2014	$ (556)
Adjustment due to time change value	85
Adjustment due to change in assumptions	28
Balance at December 31, 2014	$ (443)